Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Contingent Liabilities [Abstract]
Schedule of detailed description of the Group's contingent liabilities
		Balance of provisions	Amount of additional exposure	Amount of exposure for claims for which the amount of exposure cannot be assessed
Claims group	Nature of the claims	NIS	NIS	NIS

Customer claims	Mainly motions for certification of class actions concerning contentions of unlawful collection of payment and deterioration in service provided by the Group companies.	59	4,183	**2,148

Claims by enterprises and companies	Claims alleging liability of the Group companies in respect of their activities and/or the investments made in various projects.	11	*2,005	***1,808

Claims of employees and former employees of Group companies	Mainly collective and individual claims filed by employees and former employees of the Group in respect of various payments and recognition of various salary components as components for calculation of payments to Group employees	1	4	1

Claims by the State and authorities	Various claims by the State of Israel, government institutions and authorities (“the Authorities”). These are mainly procedures related to regulations relevant to the Group companies and financial disputes concerning monies paid by the Group companies to the Authorities (including property taxes).	16	24	-

Supplier and communication provider claims	Legal claims for compensation for alleged damage as a result of the supply of the service and/or the product.	-	148	4

Claims for punitive damages, real estate and infrastructure	Claims for alleged physical damage or damage to property caused by Group companies and in relation to real estate and infrastructure. The additional amount of exposure for punitive damages does not include claims for which the insurance coverage is not disputed.	-	66	-

Total legal claims against Bezeq Group companies		87	6,430	3,961

*	Including exposure in the amount of NIS 1.11 billion for a motion for certification as a class action against Bezeq, as well as against the subsidiary Walla, Yad 2 and an advertising company owned by Walla, which addresses with Bezeq’s 144B service. Subsequent to the date of the financial statements, the motion was dismissed.
**	Including exposure of NIS 2 billion for a motion for certification as a class action filed by a shareholder against Bezeq and officers in Bezeq, referring to alleged reporting omissions by Bezeq regarding the wholesale market and the reduction of interconnect fees, which the plaintiff estimates at NIS 1.1 billion or NIS 2 billion (depending on the method used to calculate the damage).
***	See Below table:

Date	Parties	Instance	Type of proceeding	Description
June 2017	Shareholders of Bezeq Against Bezeq, Chairman of Bezeq’s Board of Directors, members of Bezeq’s Board of Directors, B Communications, Internet Gold, and companies in the Eurocom Group (the first motion also against the CEO of Bezeq and the CEO and CFO of DBS).	At the Tel Aviv District Court (Economic Department)	Two motions to certify class actions

The subject of the motions is the transaction from 2015 in which Bezeq acquired from Eurocom DBS Ltd (a company controlled by Bezeq's controlling shareholders) the balance of shares of DBS that it held.

The first motion was filed in the name of anyone who acquired Bezeq shares between February 11, 2015 and June 19, 2017 (excluding the respondents and/or those acting on their behalf and/or connected with them). In the motion it is argued that the report concerning the transaction was misleading and/or deficient, and on account of which, due to the opening of a public investigation into the transaction by the ISA, the public has become aware of details concerning the transaction and its implementation, which led to a drop in Bezeq's share price in the days following the disclosure and analysis of the new information. The plaintiff argues that the respondents acted contrary to the provisions of the Securities Law, and contrary to the provisions of additional laws, and caused holders of Bezeq's securities heavy financial losses, amounting to millions of shekels if not more.

The second motion was filed in the name of three sub-classes - anyone who acquired (1) shares of Bezeq, (2) shares of our company, B Communications, and (3) shares of Internet Gold on the Tel Aviv Stock Exchange between May 21, 2015 and June 19, 2017. The plaintiff argues that the public that invested in these shares was seriously misled, which was uncovered following the opening of a public investigation into the transaction by the ISA on June 20, 2017, whereby the increase in the cash flow of DBS as reported in Bezeq's financial statements was artificially inflated, according to their claim, thereby misleading reasonable investors who based themselves on DBS cash flow data to estimate its worth, which led to over-valuation of the above companies. The plaintiff also claims additional damage caused to the groups of shareholders in B Communications and Internet Gold.

On October 25, 2017, a ruling was given ordering the striking out of another (third) class action certification motion filed in the same court in July 2017 concerning a transaction for the purchase of DBS shares and a transaction to continue the agreement between DBS and Spacecom, after the court ruled that the above motions should be preferred and after failing to find any added value in the other motion to advancing the class’s interests or facilitating the hearing.

In accordance with a procedural arrangement approved earlier by the court, the plaintiffs agreed in the above motions to administer the motions jointly and they will file a consolidated motion.

On December 10, 2017, the court resolved to postpone the hearing in the case for 4 months after the Attorney General’s attorney submitted his position whereby the hearing in this case should be delayed at this stage for 4 months, to enable the evidence in connection with the ISA investigation to be examined by the District Attorney’s office, to allow the investigation to be completed to the extent that this is necessary, and so that the District Attorney’s office can formulate its position.

On May 2, 2018 the Court granted the Attorney General's request and ordered the proceeding stayed for an additional four months. The Attorney General is required to update the Court by August 12, 2018.

Date	Parties	Instance	Type of proceeding	Description
June-August 2017 and a motion from December 2017	Bezeq shareholders against Bezeq and DBS (not including two motions that were filed only against Bezeq)	Tel Aviv District Court	Various motions to disclose documents prior to filing a motion to certify a derivative claim under Section 198A of the Companies Law filed further to the ISA investigation

In some of these motions (three in all), the court was moved to instruct Bezeq (and DBS, as applicable) to submit to the plaintiffs, documents and information in connection with the agreement for Bezeq’s purchase of DBS, and specifically in connection with the Second Contingent Payment according to that agreement (payment of NIS 170 million which is contingent on DBS meeting free cash flow targets in the period 2015-2017). On October 24, 2017, the court resolved to strike out the three motions after accepting the plaintiff’s request in the motion to certify a derivative action in the matter of an agreement for Bezeq to purchase DBS (see above), and this after concluding that these motions give rise to questions of fact and law that are essentially similar to the questions that arise in the Earlier Motion. In its decision, the court also noted that if the plaintiff in the Earlier Motion does not submit a motion to amend the motion for certification (such that it also applies to the matters included in the disclosure motions) or, alternatively, it files such a motion and its motion is dismissed, the plaintiffs in the foregoing three motions will have the right to initiate legal proceedings should they so determine.

In some of the motions, the court was moved to instruct Bezeq (and DBS, as applicable) to submit to the plaintiffs, certain documents in connection with an interested party transaction between DBS and Spacecom from 2013, as amended early in 2017. On December 10,2017, the plaintiffs in three motions notified they were “joining forces” and cooperating with each other. A hearing on the question of which motions should be dismissed and which should remain was held on January 8, 2018 and a ruling on the matter has not yet been given. Further to ISA’s position that in view of the investigation the proceedings in these cases should be delayed, the court ordered the proceedings to be delayed until April 10, 2018.

In an additional motion, the court was moved to instruct Bezeq and DBS to submit to the plaintiffs, documents and information also in connection with the agreement for Bezeq’s purchase of DBS and in connection with the DBS - Spacecom Transaction. In this motion, the plaintiff wishes to explore the filing of a motion to certify a derivative claim against officers in Bezeq and DBS who were in breach of their fiduciary duty against Bezeq in these transactions, according to the plaintiff, where the relief requested is to return all the benefits they received for the positions they held in Bezeq or DBS (salary, bonuses, management fees, etc.). The court consolidated the preliminary hearing in this case with the preliminary hearing on the motions to disclose documents prior to filing the motion to certify a derivative claim, detailed above.

Motion from December 2017 - motion to order Bezeq to disclose various documents to the plaintiff with respect to advance payments on account of the second contingent payment in the DBS transaction, claiming that the decision to pay advances and to pay them without any collateral was flawed. On January 21, 2018, Bezeq filed an application for instructions and requesting the court to strike out one of the two motions, either this motion or the motion to certify a derivative claim since they deal with overlapping issues.